BBIF Money Fund

SUMMARY PROSPECTUS  |  JULY 29, 2010

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	BBIF Money Fund: Ticker Symbol
Class 1 Shares	N/A
Class 2 Shares	N/A
Class 3 Shares	N/A
Class 4 Shares	N/A

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/moneymarketreports. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated July 29, 2010, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Summary Prospectus

Key Facts About BBIF Money Fund

Investment Objective

The investment objective of BBIF Money Fund (formerly known as WCMA® Money Fund) (“Money Fund” or the “Fund”) is to seek current income, preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Money Fund.

Shareholder Fees (fees paid directly from your investment):	Class 1	Class 2	Class 3	Class 4
WCMA Account Annual Fee	$300	$300	$300	$300

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class 1	Class 2	Class 3	Class 4
Management Fee[1]	0.130%	0.130%	0.130%	0.130%
Distribution and/or Service (12b-1) Fees	1.000%	0.675%	0.375%	0.375%
Other Expenses	0.380%	0.335%	0.325%	0.325%
Administration Fee	0.250%	0.250%	0.250%	0.250%
Miscellaneous Other Expenses[2,3]	0.130%	0.085%	0.075%	0.075%
Total Annual Fund Operating Expenses[3]	1.51%	1.14%	0.83%	0.83%
Fee Waivers and/or Expense Reimbursements	—	(0.24)%[4]	(0.25)%[4]	(0.25)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.51%	0.90%[4]	0.58%[4]	0.58%[4]
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of Money Fund and Money Fund’s share of the allocated expenses of Master Money LLC (“Money LLC”). Money Fund’s management fees are paid by Money LLC.

[2]	Miscellaneous Other Expenses have been restated to reflect current fees.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Money Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[4]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 31-34, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC (“BlackRock”) and the Fund’s distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Money Fund’s fees and/or expenses to ensure that the net expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Money Fund’s (i) Class 2 Shares are 0.32% higher than those of Money LLC’s initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Money LLC’s initial feeder fund until August 1, 2011. This contractual arrangement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of Money Fund or by a vote of a majority of the outstanding voting securities of Money Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$154	$477	$824	$1,802
Class 2	$92	$338	$604	$1,365
Class 3	$59	$240	$436	$1,002
Class 4	$59	$240	$436	$1,002

Principal Investment Strategies of the Fund

Money Fund seeks to achieve its objective by investing in a diversified portfolio of U.S. dollar-denominated short-term securities with maturities of not more than 397 days (13 months). These securities consist primarily of short-term U.S.

Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes, repurchase agreements and municipal variable rate demand obligations. The Fund also may invest in obligations of domestic and foreign banks and other short-term debt securities issued by U.S. and foreign entities. The Fund may invest up to 25% of its total assets in foreign bank money instruments. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

Other than U.S. Government and certain U.S. Government agency securities and certain securities issued by U.S. Government-sponsored enterprises or instrumentalities, the Fund only invests in short-term securities that have one of the two highest short-term ratings from a nationally recognized rating agency or unrated instruments that Fund management determines, pursuant to authority delegated by the Board of Trustees, are of similar credit quality. Certain short-term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of yield differentials that regularly occur between securities of a similar kind.

Principal Risks of Investing in the Fund

Money Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

■

Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

■

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign securities risk is the risk that the Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

■

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

Repurchase Agreement and Purchase and Sale Contract Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

■

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

■	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

■

Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

Performance Information

The information shows you how Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results.

The information in the bar chart and table prior to March 20, 2003 (Money Fund’s commencement of operations) is based upon the performance of Money LLC’s initial feeder fund, BIF Money Fund (formerly known as CMA® Money Fund), which has the same investment objective and policies as the Fund and is managed by the same portfolio management personnel, adjusted to reflect the different expenses borne by the Fund’s Class 3 Shares (with respect to the bar chart) and by the relevant class of shares (with respect to the table) after giving effect to the fee waiver. For the periods after March 20, 2003, the bar chart is based on the performance of Money Fund’s Class 3 Shares. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns.

MONEY FUND

Class 3

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.53% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2009). The year-to-date return as of June 30, 2010 was 0.02%.

As of 12/31/09 Average Annual Total Returns	1 Year	5 Years	10 Years
Class 1	0.07%	2.21%	2.23%
Class 2	0.17%	2.72%	2.63%
Class 3	0.31%	3.01%	2.82%
Class 4	0.31%	3.01%	2.82%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.

Investment Manager

Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock Institutional Management Corporation. Where applicable, “BlackRock” refers also to the Fund’s sub-adviser.

Purchase and Sale of Fund Shares

There is no minimum initial investment for the Fund’s shares, but the minimum for the Working Capital Management Account® (“WCMA”) service or other Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) business account program is $20,000 in cash and/or securities. The minimum investment for additional purchases (other than automatic purchases) is $1,000 for all accounts. Eligibility requirements for investors with a WCMA service or other Merrill Lynch business account program to invest in certain share classes of the Fund are as follows:

	Class 1	Class 2	Class 3	Class 4
Subscribers in the WCMA service who do not have either a commercial line of credit or a reducing revolver	Limited to tier 1 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be less than $100,000.	Limited to tier 2 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be between $100,000 and $999,999.	Limited to tier 3 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be between $1 million and $9,999,999.	Limited to certain eligible investors, including tier 4 investors with a WCMA service or other Merrill Lynch business account program relationship value determined to be $10 million or more.
Subscribers in the WCMA service who have either a commercial line of credit or a reducing revolver	Not available.	Not available.	All investors.	Not available.

You may have cash balances from your account automatically invested in shares of a fund associated with the WCMA service designated as your primary money account. The delay with respect to automatic investment of cash balances in your account in shares of the designated fund is determined by your tier. For further information regarding the timing of sweeps for each tier, consult your Merrill Lynch Financial Advisor and/or the account agreement and program description of the WCMA service or other Merrill Lynch business account program.

You may also make manual investments of $1,000 or more in any fund associated with the WCMA service not designated as your primary money account. When purchasing shares, you will be subject to the applicable annual account fee. To receive all the services available as a WCMA service or other Merrill Lynch business account program subscriber, you must complete the account opening process, including completing or supplying requested documentation.

Tax Information

Dividends and distributions of Money Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated July 29, 2010, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-21196 © BlackRock Advisors, LLC
BBIF Money Fund SPRO-BBIF-MF-0710